Other disclosures - Risk Management and Principal Risks - Functional currency of the operations (audited) (Details) - GBP (£)	Dec. 31, 2019	Dec. 31, 2018
Foreign exchange risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	£ 31,209,000,000	£ 34,044,000,000
Borrowings which hedge net investments	(10,051,000,000)	(12,325,000,000)
Derivatives which hedge the net investments	(1,145,000,000)	(2,968,000,000)
Structural currency exposures pre-economic hedges	20,013,000,000	18,751,000,000
Economic hedges	(6,461,000,000)	(6,973,000,000)
Remaining structural currency exposures	13,552,000,000	11,778,000,000
USD foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	25,607,000,000	28,857,000,000
Borrowings which hedge net investments	(10,048,000,000)	(12,322,000,000)
Derivatives which hedge the net investments	(1,111,000,000)	(2,931,000,000)
Structural currency exposures pre-economic hedges	14,448,000,000	13,604,000,000
Economic hedges	(5,339,000,000)	(4,827,000,000)
Remaining structural currency exposures	9,109,000,000	8,777,000,000
EUR foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	3,068,000,000	2,672,000,000
Borrowings which hedge net investments	(3,000,000)	(3,000,000)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	3,065,000,000	2,669,000,000
Economic hedges	(1,122,000,000)	(2,146,000,000)
Remaining structural currency exposures	1,943,000,000	523,000,000
JPY foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	533,000,000	489,000,000
Borrowings which hedge net investments	0	0
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	533,000,000	489,000,000
Economic hedges	0	0
Remaining structural currency exposures	533,000,000	489,000,000
Other [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	2,001,000,000	2,026,000,000
Borrowings which hedge net investments	0	0
Derivatives which hedge the net investments	(34,000,000)	(37,000,000)
Structural currency exposures pre-economic hedges	1,967,000,000	1,989,000,000
Economic hedges	0	0
Remaining structural currency exposures	£ 1,967,000,000	£ 1,989,000,000